As filed with the Securities and Exchange Commission on February 19, 2004
                                                              File No. 333-47862
                                                                       811-03488

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
    Pre-Effective Amendment No.                                              [ ]
    Post-Effective Amendment No. 7                                           |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 8                                                       |X|
                        (Check appropriate box or boxes.)

                              --------------------

                   Phoenix Life Variable Accumulation Account
             (fka, Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)
                         Phoenix Life Insurance Company
                (fka, Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                              --------------------


                  One American Row, Hartford, Connecticut 06102
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                              --------------------


                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                           Hartford, Connecticut 06102
                               (Agent for Service)


                              --------------------
It is proposed that this filing will become effective (check appropriate space):
         [ ]Immediately upon filing pursuant to paragraph (b) of Rule 485
         |X|  On May 1, 2004 pursuant to paragraph (b) of Rule 485
         [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [ ]  On ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                              --------------------
================================================================================

                                     PART A

                             PHOENIX INCOME CHOICE(SM)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2004

    This prospectus describes a single premium immediate annuity contract. The contract offers a variety of variable investment options and one fixed investment options. You may allocate premium and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Separate Account ("Separate Account") and the Fixed Income Allocation ("FIA"). The following variable investment options are available.


THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series
   [diamond]   Phoenix-AIM Mid-Cap Equity Series
   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series
   [diamond]   Phoenix-Alliance/Bernstein Growth + Value Series
   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series
   [diamond]   Phoenix-Engemann Small & Mid-Cap Growth Series
   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series

   [diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   [diamond]   Phoenix-Kayne Rising Dividends Series
   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series
   [diamond]   Phoenix-Lazard Small-Cap Value Series
   [diamond]   Phoenix-Lazard U.S. Multi-Cap Series
   [diamond]   Phoenix-Lord Abbett Bond-Debenture Series
   [diamond]   Phoenix-Lord Abbett Large-Cap Value Series
   [diamond]   Phoenix-Lord Abbett Mid-Cap Value Series
   [diamond]   Phoenix-MFS Investors Growth Stock Series
   [diamond]   Phoenix-MFS Investors Trust Series
   [diamond]   Phoenix-MFS Value Series
   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series
   [diamond]   Phoenix-Oakhurst Growth and Income Series
   [diamond]   Phoenix-Oakhurst Strategic Allocation Series
   [diamond]   Phoenix-Oakhurst Value Equity Series
   [diamond]   Phoenix-Sanford Bernstein Global Value Series
   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series
   [diamond]   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund
   [diamond]   Templeton Developing Markets Securities Fund *
   [diamond]   Templeton Foreign Securities Fund
   [diamond]   Templeton Global Asset Allocation Fund *
   [diamond]   Templeton Growth Securities Fund


THE RYDEX VARIABLE TRUST
------------------------
   [diamond]   Rydex Variable Trust Juno Fund
   [diamond]   Rydex Variable Trust Nova Fund
   [diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
   [diamond]   Scudder VIT EAFE(R) Equity Index Fund
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger Foreign Forty
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Twenty
   [diamond]   Wanger U.S. Smaller Companies


      The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of values and possible loss of principal.


      The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


      This prospectus provides important information that a prospective investor ought to know before investing. You should keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2004, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:  [envelope}  PHOENIX LIFE INSURANCE COMPANY
                                                        ANNUITY OPERATIONS DIVISION
                                                        PO Box 8027
                                                        Boston, MA 02266-8027
                                            [telephone] TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                       Page
------------------------------------------------------------------

SUMMARY OF EXPENSES......................................        3
CONTRACT SUMMARY.........................................        6
FINANCIAL HIGHLIGHTS.....................................        6
PERFORMANCE HISTORY......................................        7

THE IMMEDIATE ANNUITY....................................        7
PHOENIX AND THE SEPARATE ACCOUNT ........................        7
INVESTMENTS OF THE ACCOUNT...............................        7
    Participating Investment Funds.......................        7
    Investment Advisors and Subadvisors..................        8
    Services of the Advisors.............................        8

FIA......................................................        8
PURCHASE OF CONTRACTS....................................        8

    Minimum Premium......................................        8
    Premium allocation...................................        8
    General Information..................................        8
OPTIONAL RIDER...........................................        8

    Guaranteed Minimum Payment Rider.....................        8

TRANSFERS................................................        8
DEDUCTIONS AND CHARGES...................................        9
    Deductions from the Premium..........................        9

    Deductions from the Commuted Value...................        9
    Deductions from Annuity Payments.....................        9
    Deductions from the Separate Account.................        9
    Reduced Charges or Credit Additional Amounts.........        9
    Other Charges........................................       10
DEATH BENEFIT............................................       10
    Payment Upon Death Before the Annuity Start Date.....       10
    Payment Upon Death On or After Annuity Start Date....       10

THE ANNUITY PERIOD.......................................       10
    Payment Options .....................................       10
    Other Conditions.....................................       11

    Full and Partial Withdrawals.........................       11

    Determination of the Commuted Value..................       11

    Adjust Commutation Rate..............................       12
SEPARATE ACCOUNT VALUATION PROCEDURES....................       12

    Valuation Date.......................................       12
    Valuation Period.....................................       12
    Annuity Unit Value...................................       12
    Net Investment Factor................................       12
MISCELLANEOUS PROVISIONS.................................       12
    Assignment...........................................       12
    Deferment of Payment ................................       12
    Free Look Period.....................................       13
    Amendments to Contracts..............................       13
    Substitution of Fund Shares..........................       13
    Ownership of the Contract............................       13
FEDERAL INCOME TAXES.....................................       13
    Introduction.........................................       13
    Income Tax Status....................................       13
    Taxation of Annuities in General--Non-Qualified Plans       13
    Additional Considerations ...........................       14
    Diversification Standards............................       14
    Individual Retirement Annuity........................       15
SALES OF CONTRACTS.......................................       16
STATE REGULATION.........................................       16
REPORTS..................................................       16
VOTING RIGHTS............................................       16
TEXAS OPTIONAL RETIREMENT PROGRAM........................       17
LEGAL MATTERS............................................       17
SAI......................................................       17
APPENDIX A - INVESTMENT OPTIONS..........................      A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS...................      B-1
APPENDIX C - DEDUCTIONS FOR TAXES........................      C-1
APPENDIX D - FINANCIAL HIGHLIGHTS........................      D-1
APPENDIX E - ILLUSTRATIONS OF ANNUITY PAYMENTS
ASSUMING HYPOTHETICAL RATES OF RETURN....................      E-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

------------------------------------------------------------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES

Withdrawal Charge(1) (as a percentage of withdrawal amount)
              Contract                           Withdrawal
                Year                               Charge
                ----                               ------
                 1..............................     7%
                 2..............................     6%
                 3..............................     5%
                 4..............................     4%
                 5..............................     3%                 This table describes the fees and expenses that you will
                 6..............................     2%                 pay at the time that you purchase the contract, make full
                 7..............................     1%                 or partial withdrawals or transfer annuity units between
                 8+.............................    None                the subaccounts. State premium taxes may also be deducted.

Transfer Charge(2)

       Current .......................................    None
       Maximum........................................    $20
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL PAYMENT CHARGE
      Maximum(3)......................................    $24
ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of
average separate account value)

      Maximum Risk and Administrative Fee.............   1.25%          These tables describe the fees and expenses that you will
                                                                        pay periodically while you own the contract, not including annual fund fees and expenses.
GUARANTEED MINIMUM PAYMENT RIDER (as a percentage of
average separate account value)

      Maximum Guaranteed Minimum Payment Rider(4).....   1.00%
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------- -------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum (before any
                                      Minimum      Maximum              reimbursements) total operating expenses for the year ended
                                      -------      -------              12/31/03, charged by the fund companies that you may pay
                                                                        periodically during the time that you own the contract.
Total Annual Fund Operating Expenses                                    More detail concerning the funds' fees and fund operating
(management fees, 12b-1 fees and other                                  expenses can be found after the Expense Examples and in the
expenses deducted from the fund                                         fund prospectuses.
assets)............................... ___%          ___%


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLES

If you withdrawal your remaining commuted value at the end              These examples are intended to help you compare the cost of
of the applicable time period, your costs would be:                     investing in the contract with the cost of investing in
                                                                        other immediate annuity contracts.
           1 Year     3 Years    5 Years    10 Years
           -----------------------------------------                    The examples assume that you invest $10,000 in the contract
           $2,938     $5,970     $7,847     $10,043                     for the time periods indicated based on a 5% annual rate of return and a 15-year period certain with payments based on
If you do not withdrawal your remaining commuted value at               an assumed interest rate of 2.50%. The examples also assume
the end of the applicable time period, your costs would be:             a maximum annual Guaranteed Minimum Payment rider risk and administrative fee of 1.00% and maximum annual fund
           1 Year     3 Years    5 Years    10 Years                    operating expenses. Your actual costs may be higher or
           -----------------------------------------                    lower.
           $2,238     $5,470     $7,547     $10,043

------------------------------------------------------------------------------------------------------------------------------------

(1) A withdrawal charge is taken from the proceeds when a withdrawal is made prior to the 8th contract year. See "Deductions from the Commuted Value--Withdrawal Charges."

(2) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year.
(3) The annual payment charge is deducted from each annuity payment in equal amounts up to the maximum $24 per contract year.
(4) The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)


-----------------------------------------------------------------------------------------------------------------------------------
                                                           Investment       Rule
                                                           Management       12b-1      Other Operating       Total Annual Fund
                        Series                                 Fee          Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                                0.75%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.65%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50%          N/A     [To be filed by
                                                                                     amendments]
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                   0.75%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                             0.75%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A
-----------------------------------------------------------------------------------------------------------------------------------


  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                                       After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary
  Shares                                             0.60%       0.25%
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                          0.58%       0.10%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                   0.58%       0.10%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                 0.58%       0.10%
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70%       0.25%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62%       0.25%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                     0.81%       0.25%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST FUND
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                       0.90%        N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                0.45%        N/A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    0.20%        N/A
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 0.80%        N/A
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                 1.00%        N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A
----------------------------------------------------------------------------------------------------------------------------------


  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document that summarizes your rights under the annuity contract. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your contract carefully.

OVERVIEW
    The contract is designed to provide regular income payments. It offers a combination of variable and fixed payments. Variable annuity payments will vary based upon the performance of the underlying funds.


INVESTMENT FEATURES

MINIMUM CONTRIBUTION
[diamond] Generally, the minimum premium is $35,000.

ALLOCATION OF PREMIUM AND CONTRACT VALUE

[diamond] You may choose to allocate your premium among one or more of the subaccounts and/or to the FIA.

[diamond] You may make transfers between the subaccounts.

[diamond] We do not permit transfers to or from the FIA.

[diamond] Variable annuity payments are not guaranteed will vary based on investment performance of the subaccounts.


WITHDRAWALS

[diamond] You may make full or partial withdrawals of the commuted value less any applicable tax or withdrawal charges under Payment Options B, D and E. You may not make any withdrawals under any other payment options. Please refer to "Deductions and Charges--Withdrawal Charges" for more information.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Full or Partial Withdrawals."


DEATH BENEFIT

[diamond] We calculate the death benefit differently under each payment option and the amount varies based on the option selected.


DEDUCTIONS AND CHARGES

FROM THE PREMIUM

[diamond] Taxes on premium currently range from 0% to 3.5% (varies by state or municipality). See "Deductions from the Premium--Tax" and Appendix C.

[diamond] A deduction for withdrawal charges may occur when you request a full or partial withdrawal prior to the 8th contract year.

[diamond] Withdrawal charges are not taken upon the death of the annuitant.

[diamond] A declining withdrawal charge is assessed on withdrawals based on the date the contract year:

 --------------------------------------------------------------
 Percent               7%  6%   5%  4%   3%  2%   1%  0%
 --------------------------------------------------------------
 Age of Premium in     1    2   3    4   5    6   7   8+
 Complete Years
 --------------------------------------------------------------

FROM ANNUITY PAYMENTS


[diamond] Payment Charge--maximum of $24 each year and deducted from each annuity payment in equal amounts.


[diamond] Transfer Charge--currently, we do not charge for transfers, however, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers per contract year.

FROM THE SEPARATE ACCOUNT
[diamond] Risk and Administrative fee--varies based on the election of the Guaranteed Minimum Payment Rider. See "Deductions from the Separate Account -- Risk and Administrative Fee"


OTHER CHARGES OR DEDUCTIONS
    See "Deductions and Charges" for a detailed description of contract charges.


    In addition, certain charges are deducted from the assets of the funds for investment management services. See the fund prospectuses for more information.


ADDITIONAL INFORMATION

FREE LOOK PERIOD

    If for any reason you are not satisfied with the contract, you may return it within 10 days after you receive it and cancel the contract. You will receive a refund of premium less any annuity payments and withdrawals, plus any increase or minus any decrease on the premium allocated to the subaccounts as of the date of cancellation. See "Free Look Period" for more information.


MINIMUM PAYMENT

    If on any valuation date the annuity payment due is less than $20, we may make an equitable settlement to the payee.



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past 10 years, or since the Subaccount began operations, if less. These tables are highlights only. See Appendix D. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling our Annuity Operations Division at 800/541-0171.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for 1 year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, risk and administrative fees, annual contract fees, and withdrawal charges of 6% and 2% deducted in contract years 2 and 6, respectively. See the SAI for more information.


THE IMMEDIATE ANNUITY
--------------------------------------------------------------------------------
    Phoenix issues the immediate variable and fixed annuity contract. If variable annuity payments are elected, the amounts held under a contract will be invested in the Separate Account and variable annuity payments will vary in accordance with the investment experience of the investment options selected. The owner under a contract bears the risk of investment gain or loss rather than Phoenix. However, you may allocate all or part of your premium to the FIA, in which case Phoenix will guarantee specified, fixed annuity payments.

    You control the investment objective of the contract on an ongoing basis by reallocating the annuity units among the subaccounts. Once amounts are allocated to the FIA, those amounts cannot be reallocated to the subaccounts.


PHOENIX AND THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Separate Account or Phoenix.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the Contracts, all income, gains or losses of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. Obligations under the contracts are obligations of Phoenix.

    Contributions to the FIA are not invested in the Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all general account insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the FIA, see the "FIA" section of this prospectus.



INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust
[diamond] The Rydex Variable Trust
[diamond] Scudder Investment VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.


    Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; there can be no assurance that any series will achieve its stated investment objective.


    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.


    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.


INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


FIA
--------------------------------------------------------------------------------

    In addition to the Separate Account, you may allocate all or a portion of the premium to the FIA. Premium allocated to the FIA will become part of Phoenix's general account assets. You do not share in the investment experience of those assets. Allocations to the FIA are only available at issue.


    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
MINIMUM PREMIUM
    Generally, we require a minimum premium of $35,000.


    In certain circumstances we may reduce the minimum premium amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the makeup and size of the prospective group; and

(2) the amount of compensation to be paid to registered representatives on the premium.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium is received. We reserve the right to change these rules from time to time.

PREMIUM ALLOCATION

    The premium received under the contract will be allocated in any combination to any subaccount and/or the FIA in the proportion specified when you purchased the contract.

GENERAL INFORMATION
    Usually, a contract may not be purchased for a proposed annuitant or joint annuitant who is 90 years of age or older. A premium of more than $1,000,000 cannot be made without our permission.


OPTIONAL RIDER
--------------------------------------------------------------------------------
    You may elect additional benefits that are available under your contract. More details will be included in the form of a rider to your contract if any of these benefits are chosen. The following benefit is currently available (if approved in your state).


GUARANTEED MINIMUM PAYMENT RIDER

    This rider is only available when you purchase your contract. It guarantees that each annuity payment will never be less than the guaranteed minimum annuity payment amount. The guaranteed minimum annuity payment amount is calculated on the contract date and is equal to the premium multiplied by the variable payment option rate. This rider terminates seven years following the annuity start date.

    The guaranteed minimum payment amount will not change unless (1) you take a withdrawal or (2) upon the annuitant or joint annuitant's death under Payment Options C or D where the survivor percentage is less than 100%.

    If you have chosen Payment Option E, you may not change the period certain while the rider is in effect. The guaranteed minimum payment amount following a withdrawal will be reduced by the same percentage as the percentage of the commuted value withdrawn from the contract. If you make a full withdrawal of the commuted value, the guaranteed minimum payment amount will be zero.

    If you select this rider, you must also select the 2.5% assumed interest rate and one of the following payment options: A, B, C, D or E. Option E is available only with a specified period certain of 15 to 30 years. The FIA is not available under this rider. We have the right to add and/or substitute the subaccounts available, subject to approval by the SEC and where required, other regulatory authority. The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%.


TRANSFERS
--------------------------------------------------------------------------------
    After the annuity start date, you may request a transfer of all or a portion of the annuity units of the subaccounts between and among the available subaccounts. The number of annuity units will change as a result of any transfer. Transfers may not be made to or from the FIA. You may request transfers by submitting a written request of calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Telephone transfer orders will be accepted as based on your instructions. You may or may not include to have transfer requests accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. We will send you written confirmation of all telephone transfers. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    This product is not suitable for market timers. Excessive trading and market timing can hurt fund performance and therefore be detrimental to all owners. We will discourage any investor we detect or have reason to believe is engaging in excessive trading or market timing through this product. We reserve the right, in our sole and absolute discretion, to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.

    Currently, there is no charge for transfers. We reserve the right to impose a transfer charge. In no event, however, will such transfer charge exceed $20 per transaction. You will be permitted at least 12 free transfers during each contract year among the subaccounts. However, we reserve the right to change our policy limiting the number of transfers made each contract year.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

DEDUCTIONS FROM THE PREMIUM


TAX
    Any tax charged by a state or municipality on premium, whether or not characterized as premium tax, any such other state or local taxes imposed or other governmental charge which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on the premium currently range from 0% to 3.5%. For a list of states and taxes, see Appendix C.

DEDUCTIONS FROM THE COMMUTED VALUE

WITHDRAWAL CHARGES
    A deduction for withdrawal charges may be taken from proceeds of full or partial withdrawals. The amount of a withdrawal charge depends on the contract year that the withdrawal is made. Withdrawal charges are not taken from death proceeds. The deduction for withdrawal charges is as follows:


---------------------------------------------------------------
 Percent               7%  6%   5%  4%   3%  2%   1%  0%
---------------------------------------------------------------

 Age of Premium in     1    2   3    4   5    6   7   8+
 Complete Years
---------------------------------------------------------------

     Phoenix will pay any distribution costs not paid for by withdrawal charges from the assets of the general account.

DEDUCTIONS FROM THE ANNUITY PAYMENTS


PAYMENT CHARGE
    We deduct a payment charge from each annuity payment. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.


    The maximum annual payment charge under a contract is $24 each year. It is deducted from each annuity payment in equal amounts.

DEDUCTIONS FROM THE SEPARATE ACCOUNT


RISK AND ADMINISTRATIVE FEE
    We make a daily deduction from each subaccount for the risk and administrative fee. The fee is based on an annual rate of up to 1.25% for the base contract plus up to 1.00% for the Guaranteed Minimum Payment Rider if elected. It is taken against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, we assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    No risk and administrative fee is deducted from the FIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

REDUCED CHARGES OR CREDIT ADDITIONAL AMOUNTS

    We may reduce or eliminate the risk and administrative fee, the withdrawal charge or the payment charge when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:


(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of the premium;


(3) whether there is a pre-existing relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements;

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

(5) the amount of compensation to be paid to registered representatives on the premium.


    We will not discriminate against any person regarding reductions or elimination of charges. We will make any such adjustment according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.


OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.



DEATH BENEFIT
--------------------------------------------------------------------------------

PAYMENT UPON DEATH BEFORE THE ANNUITY START DATE
DEATH BENEFIT
    If any owner, annuitant or joint annuitant should die before the annuity start date, the death benefit will equal the premium received plus any increase or minus any decrease on the premium allocated to the subaccounts.


DEATH OF OWNER

    If the only owner dies before the annuity start date, the death benefit will be paid to the beneficiary. If the beneficiary has predeceased the owner, the owner's estate will be the beneficiary. If the beneficiary is the spouse of the sole owner, the beneficiary may elect to continue the contract and exercise the rights of the owner.

    If there are multiple owners and one or more owners die before the annuity date, we will pay the death benefit to the surviving owner(s), who will be deemed to be the beneficiary(ies). If the only owners of the contract are spouses of each other, the surviving spouse may elect to continue the contract.


DEATH OF ANNUITANT OR JOINT ANNUITANT

    If the annuitant or joint annuitant die before the annuity date, we will pay the death benefit to the owner(s) who will be deemed to be the beneficiary(ies). If there is no surviving owner(s), we will pay the death benefit to the beneficiary(ies).


DISTRIBUTION ON DEATH OF OWNER

    Any beneficiary, who is a natural person, may, within one year after the date of death, elect a payment method. The payment method selected may not extend beyond such beneficiary's life or life expectancy and the payments must begin within one year after death. If a payment method is not elected or the beneficiary is a non-natural person, the entire death benefit will be distributed in a lump sum no later than five years after the date of death.

PAYMENT UPON DEATH ON OR AFTER THE ANNUITY START DATE
    If the only owner dies on or after the annuity start date, any remaining payments will be paid to the payee as if there had been no death. Payments will continue under the payment option in effect at the date of death and may not be deferred or otherwise extended.

    If there are multiple owners and one or more owner dies on or after the annuity start date, the payments continue as if there had been no death with all rights equally vested. Payments will continue under the payment option in effect at the date of death and may not be deferred or otherwise extended.

DEATH OF ANNUITANT OR JOINT ANNUITANT
    If the annuitant or joint annuitant dies on or after the annuity start date, the payment option will determine if annuity payments stop, continue or if a refund will be paid.



THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period is that period of time beginning on the annuity start date and during which we make payments to you.


PAYMENT OPTIONS

    When you purchase the contract, you must choose among the available payment options subject to state insurance department approval. Variable annuity payments attributed to premium allocated to the subaccounts depend on subaccount investment performance. Premium allocated to the FIA will provide fixed annuity payments.

    Annuity payments begin on the annuity start date. The level of annuity payments will depend on the payment option selected and factors such as the age and sex of the annuitant, the payment option, and the payment frequency. The contract and the SAI provide additional information on the methods used for calculating annuity payments.

    You must select the assumed interest rate for your variable annuity payments at the time of purchase. The current available rates are 3%, 5% or 6% (subject to state availability) on an annual basis. It is used to calculate the variable payment option rate and is the smallest net rate of investment return required ensuring that the dollar amount of variable annuity payments does not decrease. The amount of subsequent variable annuity payments will depend on the relationship between the assumed interest rate and the actual investment performance of each subaccount. Although choosing a higher assumed interest rate will generate a higher first variable annuity payment than choosing a lower assumed interest rate, a contract with a higher assumed interest rate must earn a higher net rate of investment return than a contract with a lower assumed interest rate to ensure that the dollar amount of subsequent variable annuity payments does not decrease. The contract will not be issued with variable annuity payments if you do not select an assumed interest rate.

    The following descriptions allow you to compare the basic differences of our currently available payment options.


OPTION A--SINGLE LIFE ANNUITY

    Provides annuity payments during the lifetime of the annuitant. Annuity payments stop with the death of the annuitant.

OPTION B--SINGLE LIFE ANNUITY WITH PERIOD CERTAIN
    Provides annuity payments during the lifetime of the annuitant. If the annuitant dies during the period certain, the annuity payments will continue for the remainder of the period certain.

OPTION C--JOINT SURVIVOR LIFE ANNUITY
    Provides annuity payments during the lifetime of the annuitant and joint annuitant. Upon the first death of one of the annuitants, payments will continue at the selected survivor percentage (100% or 50%). Payments will stop with the death of the surviving annuitant.

OPTION D--JOINT SURVIVOR  LIFE ANNUITY WITH PERIOD CERTAIN
    Provides annuity payments during the lifetime of the annuitant and joint annuitant. Upon the first death of one of the annuitants, payments will continue at the selected survivor percentage (100% or 50%). If the selected survivor percentage is 50%, payments will not reduce before the end of the period certain. Payments will stop with the death of the surviving annuitant.

OPTION E--ANNUITY FOR A SPECIFIED PERIOD CERTAIN
    Provides annuity payments for a specified period of time. Payments will stop at the end of the period certain. The issue age plus the period certain cannot exceed 100.

OPTION F--LIFE EXPECTANCY ANNUITY
    Not available for contracts issued on or after May 1, 2004.

    For contracts issued prior to May 1, 2004, this option provides annuity payments over the annuitant's annually recalculated life expectancy. We determine each annual distribution by dividing the contract value by the annuitant's annually recalculated life expectancy. You can make withdrawals in addition to the annual distributions, but should realize that they will reduce the contract value and thereby lower the amount of future annual distributions. Upon the annuitant's death, we will pay any remaining contract value in a lump sum.

OPTION G--UNIT REFUND LIFE ANNUITY
    Provides annuity payments during the lifetime of the annuitant. Upon the death of the annuitant, payments will stop and a refund equal to the value of the remaining refund units is paid.

OTHER OPTIONS AND RATES
    We may offer other payment options or alternate versions of the options listed above.

OTHER CONDITIONS
    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life or life expectancy the lives of the participant and a designated beneficiary or a period certain not extending beyond the life expectancy of the participant or the joint life and last survivor life expectancy of the participant and a designated beneficiary. designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). Any payment options elected under regular or SIMPLE IRA contracts must also meet federal income tax distribution requirements.

    If an annuity payment is less than $20, we may make such settlement as is equitable to the payee or may make periodic payments quarterly, semiannually or annually in place of monthly payments.

FULL OR PARTIAL WITHDRAWALS
    Full or partial withdrawals are available under payment options B, D, E or
F. You must send a written request for withdrawals to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn including withdrawals of commuted amounts.

    If the entire commuted value is withdrawn under Payment Options B and D, payments stop and do not resume until the end of the period certain. If the entire commuted value is withdrawn under Payment Option E, the contract terminates with no value. If a portion of the commuted value is withdrawn under Payment Options B, D or E, the annuity units of each fund or FIA (for the remainder of the period certain) will be reduced by the same percentage as the commuted value withdrawn from that fund. Withdrawals will not affect payments that are to be made after the period certain.

    There may be adverse tax consequences to certain withdrawals. See "Federal Income Taxes." A deduction for withdrawal charges may be imposed on full or partial withdrawals. Any request for full or partial withdrawals should be made to our Annuity Operations Division.

DETERMINATION OF THE COMMUTED VALUE
    The commuted value equals the present value of any remaining period certain annuity payments. Variable annuity payments will be commuted at the assumed interest rate. Fixed annuity payments will be commuted at the underlying interest rate for contracts issued before July 24, 2001 or in states where the associated contract amendment was not approved. Fixed annuity payments will be commuted at the adjusted commutation rate for contracts issued after July 24, 2001. For contracts issued after May 1, 2004, commutation of fixed annuity payments may not be available in all states.

ADJUSTED COMMUTATION RATE
    The adjusted commutation rate equals the underlying interest rate minus the rate at issue ("RI") plus the rate at commutation ("RC"). We determine the underlying interest rate on the contract date. We will furnish the underlying interest rate upon request.

RI IS DETERMINED AS FOLLOWS:
[diamond] RI is the interest rate swap yield for the issue duration as of the later of the contract date or the period certain change date.

[diamond] The issue duration equals 1 plus the number of whole years from the later of the contract date or the period certain change date until the final payment date, multiplied by 70%. Any resulting fraction will be rounded up to the next whole number.


[diamond] The interest rate swap yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the issue duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the issue duration.


RC IS DETERMINED AS FOLLOWS:
[diamond] RC is the interest rate swap yield for the commutation duration as of the date the commuted value is calculated.

[diamond] The commutation duration equals 1 plus the number of whole years from the date the commuted value is calculated until the final payment date, multiplied by 70%. Any resulting fraction will be rounded up to the next whole number.


[diamond] The interest rate swap yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the commutation duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the commutation duration.



SEPARATE ACCOUNT VALUATION PROCEDURES

--------------------------------------------------------------------------------
VALUATION DATE

    A valuation date is every day the New York Stock Exchange (NYSE) is open for trading and Phoenix is open for business. However, transaction processing may be postponed for the following reasons:

1.   the NYSE is closed or may have closed early;

2.   the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern time). The NYSE is scheduled to be closed on the following days:

-----------------------------------------------------
New Year's Day                 Independence Day
-----------------------------------------------------
Martin Luther King Jr. Day     Labor Day
-----------------------------------------------------
Washington's Birthday          Thanksgiving Day
-----------------------------------------------------
Good Friday                    Christmas Day
-----------------------------------------------------
Memorial Day
-----------------------------------------------------


VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ANNUITY UNIT VALUE

    The annuity unit value equals the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for the valuation period divided by 1.000 plus the rate of interest for the number of days in the valuation period based on the assumed interest rate. The annuity unit value of the FIA equals 1.000 on any valuation date.


NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for risk and administrative fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored. We are not responsible for the validity of any assignment.


    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT

    Our Annuity Operations Division will ordinarily make payment of any withdrawal requests in a single sum within seven days after receipt of the written request However, we may postpone the processing of any such transactions attributable to the Separate Account at times (a) when the NYSE is closed for trading, except normal holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the commuted value, or (d) when a governmental body having jurisdiction over the Separate Account by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist. We may defer payment for any transaction dependent on values in the FIA for up to six months.


FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may return your contract for any reason within 10 days and receive, a refund of the premium less any annuity payments and withdrawals, plus any increase or minus any decrease on the premium allocated to the subaccounts as of the date of cancellation. If applicable state law requires, we will return the full amount of the premium we received less any annuity payments and withdrawals.. (A longer free look period may be required by your state.)

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.


OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a contract is the owner and is entitled to exercise all the rights under the contract. However, the owner may be an individual, entity or the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.



FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans under the provisions of the Internal Revenue Code of 1986, (the "Code"). The contracts may be used to establish distributions under regular, SIMPLE and Roth IRAs. The contracts will not be issued in connection with other tax-qualified plans such as employer-sponsored or tax-sheltered annuity plans. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.


    The following discussion is general in nature and is not intended as income tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other income tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the income tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into Separate Account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.


TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Additional Considerations-Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

FULL OR PARTIAL WITHDRAWALS
    The taxable portion of each annuity payment is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be taxable. For certain regular IRAs and all SIMPLE IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


PENALTY TAX ON CERTAIN FULL OR PARTIAL WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) allocable to investment in the contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the U.S. Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.


    Separate tax withdrawal penalties apply to IRAs. See "Taxation of Annuities in General-Non-Qualified Plans -Penalty Tax on Certain Full or Partial and Withdrawals from IRAs."


ADDITIONAL CONSIDERATIONS

TRANSFER OF ANNUITY CONTRACTS

    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS

    If a non-natural person (for example, a corporation) holds the contract the income on that contract is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan, and if the annuity contract is an immediate annuity.


SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985, in a Code Section 1035 exchange are treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective owners wishing to take advantage of Code Section 1035 should consult their tax advisers.


DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments


    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Because of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    If any forthcoming guidance or ruling is considered to set forth a new position, it generally will be applied prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being determined to retroactively be the owner of the assets of the Separate Account.


    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. The IRAs (described below) are defined as "pension plan contracts" for these purposes. Notwithstanding the exception of IRA contracts from application of the diversification rules, all investments of the Phoenix IRA contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as IRA contracts.

INDIVIDUAL RETIREMENT ANNUITY
    The contract may be used with several types of IRAs. The tax rules applicable to IRAs vary according to the type of IRAs. No attempt is made here to provide more than general information about the use of the contracts with the various types of IRAs.


    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan under Title VII of the Civil Rights Act of 1964 could not vary between men and women. The contracts sold by Phoenix in connection with certain IRAs, which are considered sponsored by an employer for its employees, will utilize annuity tables that do not differentiate based on sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.


IRAs

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

PENALTY TAX ON CERTAIN FULL OR PARTIAL WITHDRAWALS
FROM IRAs
    Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of certain early distribution from IRAs qualified under Code The penalty is increased to 25% instead of 10% for SIMPLE IRAs if the distribution occurs within the first two years of the owner's participation in the SIMPLE IRA. If amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible IRA or qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary;
(d) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner and his or her spouse and dependents if the owner has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the owner has been reemployed for at least 60 days and (f) distributions for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the owner, spouse, children or grandchildren of the owner.

    Roth IRAs are subject to the early distribution penalties described above. In addition, Roth IRAs, which contain amounts converted from regular or SIMPLE IRAs, are subject to a 10% penalty if made before the expiration of the five-year holding period beginning with the year of the conversion.

    Generally, distributions from regular and SIMPLE IRAs must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. The required distribution rules do not apply to Roth IRAs provided Roth IRA rules regarding age and holding periods have been met. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective owner considering adoption of an IRA and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the IRA.



SALES OF CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. ("WSG"), formerly known as W.S. Griffith & Co., Inc., a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the Policies and is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for withdrawal charges may be used as reimbursement for commission payments.



STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

    State regulation of Phoenix includes certain limitations on the investments that may be made for its general account and separate accounts. It does not include, however, any supervision over the investment policies of the Separate Account.



REPORTS
--------------------------------------------------------------------------------

    We will furnish you with separate account reports and financial statements at least annually.



VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets of the Separate Account are allocated to subaccounts that in turn invest in shares of a corresponding underlying mutual fund investment option. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which we have not received instructions from owners in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in our own right, we may elect to do so.


    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal of a contract prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.



SAI
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix. The Table of Contents of the SAI is set forth below:

[diamond] Underwriter
[diamond] Servicing Agent
[diamond] Performance History

[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------
INVESTMENT TYPE


-------------------------------------------------------------------------------------------------------------------
                                                                    Investment Type
-------------------------------------------------------------------------------------------------------------------
                                                  Aggressive                           Growth
             Series                                Growth     Conservative   Growth   & Income   Income   Specialty
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                    |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                     |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                     |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                 |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                               |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth             |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                      |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                         |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                      |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                           |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                         |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                    |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                 |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                      |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                             |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                              |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                        |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                          |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                    |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                 |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                                |X|
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     |X|
-------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                       |X|
-------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                   |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                            |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                            |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                   |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                              |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                               |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                      |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      |X|
-------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                 |X|
-------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                 |X|
-------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                     Phoenix    Phoenix   Duff & Phelps                         Deutsche    Federated     Fidelity
                                    Investment  Variable   Investment    AIM      Fred Alger     Asset      Investment   Management
                                     Counsel,   Advisors,  Management  Advisors,  Management,  Management,  Management  and Research
           Series                      Inc.       Inc.        Co.        Inc.       Inc.          Inc.       Company      Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein
  Enhanced Index                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein
  Growth + Value                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real
  Estate Securities                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small &
  Mid-Cap Growth                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector
  Fixed Income                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector
  Short Term Bond                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Kayne Rising
  Dividends                            |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap
  Quality Value                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International
  Equity Select                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett
  Bond-Debenture                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett
  Large-Cap Value                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett
  Mid-Cap Value                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors
  Growth Stock                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100
  Index(R)                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth
  and Income                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic
  Allocation                           |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Oakhurst Value Equity          |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
  Global Value                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
  Mid-Cap Value                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
  Small-Cap Value                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research
  Small-Cap Growth                                |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged
  AllCap Portfolio                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S.
  Government Securities II                                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets
  Securities Fund

------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Templeton Global Asset
  Allocation Fund

------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector
  Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity
  Index Fund                                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley              Templeton    Templeton     Templeton
                                       Franklin     Investment       Rydex      Asset        Global      Investment    Wanger Asset
                                        Mutual     Management       Global    Management,  Management     Counsel,      Management,
                                    Advisers, LLC     Inc.         Advisors      Ltd.       Limited         Inc.           L.P.

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein
  Enhanced Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein
  Growth + Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real
  Estate Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small &
  Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector
  Fixed Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector
  Short Term Bond
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Kayne Rising
  Dividends

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap
  Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International
  Equity Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett
  Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett
  Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett
  Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors
  Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100
  Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth
  and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic
  Allocation
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Oakhurst Value Equity

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
  Global Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
  Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
  Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research
  Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged
  AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S.
  Government Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund           |X|
------------------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets
  Securities Fund                                                                |X|

------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------

Templeton Global Asset
  Allocation Fund                                                                                           |X|

------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector
  Rotation Fund                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity
  Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Subadvisors

                                                  ----------------------------------------------------------------------------------
                                                  Aberdeen   AIM          Alliance     Janus         Kayne Anderson      Lazard
                                                  Fund       Capital      Capital      Capital       Rudnick Investment  Asset
                                                  Managers,  Management,  Management,  Management,   Management,         Management,
                 Series                           Inc.       Inc.         L.P.         LLC           LLC                 LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                                           |X|
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +                                           |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Kayne Rising Dividends                                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity                                                                                          |X|
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                                           |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Subadvisors

                                                  ----------------------------------------------------------------------------------
                                                                            Northern     Roger        Seneca       State Street
                                                  Lord,         MFS         Trust        Engemann &   Capital      Research &
                                                  Abbett & Co.  Investment  Investments, Associates,  Management,  Management
                 Series                           LLC           Management  Inc.         Inc.         LLC          Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Kayne Rising Dividends

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                                                                               |X|
Growth
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.


ANNUITANT: The person on whose continuation of life this contract is issued. The annuitant may not be changed after the contract date.


ANNUITY START DATE: The annuity start date is one month after the contract date and is the date that we use to calculate and make the first annuity payment. In addition, we will use the previous valuation date if the annuity start date should fall on a non-valuation date.

ANNUITY PAYMENT: The amount we pay on each payment calculation date. It is the sum of the fixed annuity payment and the variable annuity payment.


ANNUITY UNIT: A standard of measurement used in determining the amount of each annuity payment.

ASSUMED INTEREST RATE: The rate that you select at purchase and is used to determine the variable payment option rate.

BENEFICIARY(IES): The individual(s) or entity(ies) named in the contract to receive certain benefits.

CONTRACT: The single premium immediate fixed and variable annuity contract described in this prospectus.


CONTRACT ANNIVERSARY: The same date each year as the contract date.


CONTRACT DATE: The date by which the contract years and anniversaries are measured. The contract date must precede the death of any owner, annuitant and joint annuitant.

CONTRACT YEAR: Each 12-month period starting with the contract date and each contract anniversary thereafter.

FIA: The Fixed Income Allocation is an investment option within our general account.

FINAL PAYMENT DATE: The date on which the last period certain annuity payment is scheduled to be made.

FIXED ANNUITY PAYMENT: The fixed annuity payments are funded by the FIA.

JOINT ANNUITANT: The contract will only have a joint annuitant if the payment option provides for a survivor. The joint annuitant is one of the lives upon whose continuation of life this contract is issued. The joint annuitant may not be changed after the contract date.


NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of the series' outstanding shares.


OWNER (OWNER, YOU, YOUR): The individual or entity who possesses all rights under the contract. One or more owners are possible.

PAYEE: The person named to receive annuity payments.

PAYMENT CALCULATION DATE: The date we calculate and make annuity payments. The first payment calculation date is the annuity start date. Subsequent payment calculation dates are based on the payment frequency selected. We will use the previous valuation date if such a date falls on a non-valuation date or on a date that does not occur in a given month.

PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as a single life annuity.

PERIOD CERTAIN CHANGE DATE: The date of the most recent change, if any, of the period certain.

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.


PREMIUM: The amount you pay when you purchase a contract. Generally, we require a minimum premium of $35,000.


SEPARATE ACCOUNT: Phoenix Life Variable Accumulation Account.

SERIES: A separate investment portfolio of a fund.

UNDERLYING INTEREST RATE: The interest rate used to calculate fixed payment option rate.

VARIABLE ANNUITY PAYMENT: The variable annuity payments are funded by one or more subaccounts and may vary with the investment experience of the subaccounts.

APPENDIX C - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------



                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%             0.50%


Maine................................................           X                                     2.00*


Nevada...............................................                             X                   3.50


South Dakota.........................................           X                                     1.25 **


West Virginia........................................                             X                   1.00              1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00%             1.00%


NOTE: The above tax deduction rates are as of January 1, 2004. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Taxes, see "Deductions and Charges--Tax."

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .08% that applies to premiums received in excess of $500,000 in a single calendar year.

APPENDIX D - FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

    The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling AOD at 800/541-0171 or by writing to:

                  Variable Products Mail Operations
                  PO Box 8027
                  Boston, MA 02266-8027

                                                                           SUBACCOUNT            SUBACCOUNT       UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 9/24/01* to 12/31/01                                           $1.000                $0.941                1,302
         From 1/1/02 to                                                      $0.941                $0.702                6,647


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX WITH GUARANTEED MINIMUM PAYMENT RIDER (for contracts issued prior to May 1, 2004)

====================================================================================================================================

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================

         From 5/23/02* to 12/31/03                                           $1.000                $1.011                 185


PHOENIX-GOODWIN MONEY MARKET WITH GUARANTEED MINIMUM PAYMENT RIDER
====================================================================================================================================

         From 8/30/01* to 12/31/02                                           $1.000                $1.002                 575
         From 1/1/03 to 12/31/03                                             $1.002                $0.994                 117


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================

PHOENIX-HOLLISTER VALUE EQUITY
====================================================================================================================================

PHOENIX-JANUS FLEXIBLE INCOME
====================================================================================================================================

PHOENIX-KAYNE LARGE-CAP CORE
====================================================================================================================================

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================

*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT       UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================

PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================

PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================

PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================

PHOENIX-MFS INVESTORS GROWTH STOCK (FORMERLY, PHOENIX-JANUS GROWTH)
====================================================================================================================================

PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================

PHOENIX-MFS VALUE
====================================================================================================================================

PHOENIX-NORTHERN DOW 30 (FORMERLY, PHOENIX-DEUTSCHE DOW 30)
====================================================================================================================================

PHOENIX-NORTHERN NASDAQ-100 INDEX(R) (FORMERLY, PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R))
====================================================================================================================================

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================

AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================

*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT       UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================

VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================

VIP GROWTH PORTFOLIO
====================================================================================================================================

MUTUAL SHARES SECURITIES
====================================================================================================================================

TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================

SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================

TECHNOLOGY PORTFOLIO
====================================================================================================================================

WANGER FOREIGN FORTY
====================================================================================================================================

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================

WANGER TWENTY
====================================================================================================================================

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================




*Date subaccount began operations.
                                      D-3

APPENDIX E - ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL RATES OF RETURN

--------------------------------------------------------------------------------

    The following illustrations have been prepared to show how investment performance affects variable annuity payments over time. The monthly annuity payments reflect three different assumptions for a constant investment return before all expenses: 0%, 6% and 12%. These are hypothetical rates of return and we do not guarantee that the contract would earn these returns for any one-year or sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

    The monthly annuity payments may be more or less than shown if the actual returns of the subaccounts are different than those illustrated. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity payments will also fluctuate. The amount of annuity payments received will depend on cumulative investment returns, how long the annuitant lives and the payment option chosen.


    The assumed interest rate will also affect the amount of variable annuity payments. Payments will increase from one payment calculation date to the next if the net investment factor is greater than the assumed interest rate, and will decrease if the net investment factor is less than the assumed interest rate.


    Each of the following illustrations has a different assumed interest rate. The assumed interest rates of 3%, 5% and 6% are highlighted on each illustration page.

    The monthly annuity payments reflect the deduction of all fees and expenses. Actual fund fees and expenses will vary from year to year and may be higher or lower than the assumed rate. The illustrations assume that each fund will incur expenses at an average annual rate of ____% of the average daily net assets. This is a weighted average of the fund expenses shown in the annual fund expense table on pages 4 and 5. While the expense reimbursement arrangements described on pages 4 and 5 are expected to continue at least through 2004, discontinuing one or more of such arrangements will increase the expenses of the fund. Increased fund expenses will reduce performance and reduce monthly payments. The risk and administrative fee is calculated in aggregate, at an annual rate of 1.25% of the average daily net assets of the subaccounts. After taking these fees and expenses into account, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates of __%, __% and __%, respectively. For the purpose of the illustrations, the $24 annual payment charge is taken as a $2 deduction from each variable annuity payment.


------------------------------------------------------------------------------------------------------------------
                                             PHOENIX INCOME CHOICE(SM)


                              INITIAL ANNUITY START DATE:  MAY 1, 2004

                 INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:  $1,000

                                          PAYMENT OPTION:  20-YEAR SPECIFIED PERIOD

                             FREQUENCY OF ANNUITY INCOME:  ANNUALLY

                                   ASSUMED INTEREST RATE:  3.0%


                                     AVERAGE EXPENSE FEE:  0.__%


                             RISK AND ADMINISTRATIVE FEE:  1.25%

------------------------------------------------------------------------------------------------------------------

                      ANNUAL RATE OF RETURN BEFORE EXPENSES:         0.00%              6.00%            12.00%
                       ANNUAL RATE OF RETURN AFTER EXPENSES:           __%                 _%            _%


                PAYMENT CALCULATION DATE:                                        ANNUAL PAYMENTS
------------------------------------------------------------------------------------------------------------------
                   January 1, 2003                                  $1,000             $1,000             $1,000

                   January 1, 2004
                   January 1, 2005
                   January 1, 2006
                   January 1, 2007
                   January 1, 2008
                   January 1, 2009
                   January 1, 2010
                   January 1, 2011
                   January 1, 2012
                   January 1, 2013
                   January 1, 2014
                   January 1, 2015
                   January 1, 2016
                   January 1, 2017
                   January 1, 2018
                   January 1, 2019
                   January 1, 2020
                   January 1, 2021
                   January 1, 2022

------------------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.


------------------------------------------------------------------------------------------------------------------
                                             PHOENIX INCOME CHOICE(SM)


                              INITIAL ANNUITY START DATE:  MAY 1, 2004

                 INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:  $1,000

                                          PAYMENT OPTION:  20-YEAR SPECIFIED PERIOD

                             FREQUENCY OF ANNUITY INCOME:  ANNUALLY

                                   ASSUMED INTEREST RATE:  5.0%


                                     AVERAGE EXPENSE FEE:  0.__%


                             RISK AND ADMINISTRATIVE FEE:  1.25%

------------------------------------------------------------------------------------------------------------------
                      ANNUAL RATE OF RETURN BEFORE EXPENSES:         0.00%              6.00%            12.00%

                       ANNUAL RATE OF RETURN AFTER EXPENSES:


                PAYMENT CALCULATION DATE:                                        ANNUAL PAYMENTS
------------------------------------------------------------------------------------------------------------------
                   January 1, 2003                                  $1,000             $1,000             $1,000

                   January 1, 2004
                   January 1, 2005
                   January 1, 2006
                   January 1, 2007
                   January 1, 2008
                   January 1, 2009
                   January 1, 2010
                   January 1, 2011
                   January 1, 2012
                   January 1, 2013
                   January 1, 2014
                   January 1, 2015
                   January 1, 2016
                   January 1, 2017
                   January 1, 2018
                   January 1, 2019
                   January 1, 2020
                   January 1, 2021
                   January 1, 2022

------------------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.


------------------------------------------------------------------------------------------------------------------
                                             PHOENIX INCOME CHOICE(SM)


                              INITIAL ANNUITY START DATE:  MAY 1, 2004

                 INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:  $1,000

                                          PAYMENT OPTION:  20-YEAR SPECIFIED PERIOD

                             FREQUENCY OF ANNUITY INCOME:  ANNUALLY

                                   ASSUMED INTEREST RATE:  6.0%


                                     AVERAGE EXPENSE FEE:  0.__%


                             RISK AND ADMINISTRATIVE FEE:  1.25%

------------------------------------------------------------------------------------------------------------------
                      ANNUAL RATE OF RETURN BEFORE EXPENSES:         0.00%              6.00%            12.00%
                       ANNUAL RATE OF RETURN AFTER EXPENSES:        -2.18%              3.75%             9.67%

                PAYMENT CALCULATION DATE:                                        ANNUAL PAYMENTS
------------------------------------------------------------------------------------------------------------------
                   January 1, 2003                                  $1,000             $1,000             $1,000

                   January 1, 2004
                   January 1, 2005
                   January 1, 2006
                   January 1, 2007
                   January 1, 2008
                   January 1, 2009
                   January 1, 2010
                   January 1, 2011
                   January 1, 2012
                   January 1, 2013
                   January 1, 2014
                   January 1, 2015
                   January 1, 2016
                   January 1, 2017
                   January 1, 2018
                   January 1, 2019
                   January 1, 2020
                   January 1, 2021
                   January 1, 2022

------------------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

                                     PART B

                             PHOENIX INCOME CHOICE(SM)

                         PHOENIX LIFE INSURANCE COMPANY
           (FKA, PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY - 6/25/01)

         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")

          SINGLE PREMIUM IMMEDIATE FIXED AND VARIABLE ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut                                                PO Box 8027
                                                Boston, Massachusetts 02266-8027


                                   MAY 1, 2004


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company (Phoenix) at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS

                                                                          PAGE

Underwriter...........................................................       2


Servicing Agent.......................................................       2


Performance History...................................................       2

Calculation of Yield and Return.......................................       5

Calculation of Annuity Payments ......................................       6

Experts ..............................................................       7

Separate Account Financial Statements.................................    SA-1

Company Financial Statements..........................................     F-1

UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation (PEPCO), an indirect, wholly owned subsidiary of Phoenix, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


SERVICING AGENT
--------------------------------------------------------------------------------
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and web/IVR trading. The rate of reimbursement for 2004 is 8.0 basis points of average daily net assets of The Phoenix Edge Series Fund. For the year ended December 31, 2003 the total administrative service fee paid by The Phoenix Edge Series Fund was $1.8 million.



PERFORMANCE HISTORY FOR CONTRACTS
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period (net investment income) and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which vary by state) at the beginning of the relevant period.


    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

                       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------
                                                          Inception                                   Since
                     Subaccount                             Date*      1 Year   5 Years 10 Years    Inception
-----------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series                     5/1/1990
Phoenix-AIM Mid-Cap Equity Series                        10/29/2001               N/A      N/A
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997                        N/A
Phoenix-Alliance/Bernstein Growth + Value Series         10/29/2001               N/A      N/A
Phoenix-Duff & Phelps Real Estate Securities Series       5/1/1995                         N/A
Phoenix-Engemann Capital Growth Series                   12/31/1982
Phoenix-Engemann Small & Mid-Cap Growth Series            8/15/2000               N/A      N/A
Phoenix-Goodwin Money Market Series                       10/8/1982
Phoenix-Goodwin Multi-Sector Fixed Income Series         12/31/1982
Phoenix-Kayne Rising Dividends Series                     8/12/2002               N/A      N/A
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002               N/A      N/A
Phoenix-Lazard International Equity Select Series         8/12/2002               N/A      N/A
Phoenix-Lazard Small-Cap Value Series                     8/12/2002               N/A      N/A
Phoenix-Lazard U.S. Multi-Cap Series                      8/12/2002               N/A      N/A
Phoenix-Lord Abbett Bond-Debenture Series                 8/12/2002               N/A      N/A
Phoenix-Lord Abbett Large-Cap Value Series                8/12/2002               N/A      N/A
Phoenix-Lord Abbett Mid-Cap Value Series                  8/12/2002               N/A      N/A
Phoenix-MFS Investors Growth Stock Series                12/20/1999                        N/A
Phoenix-MFS Investors Trust Series                       10/29/2001               N/A      N/A
Phoenix-MFS Value Series                                 10/29/2001               N/A      N/A
Phoenix-Northern Dow 30 Series                           12/20/1999                        N/A
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000               N/A      N/A
Phoenix-Oakhurst Growth and Income Series                 3/2/1998                         N/A
Phoenix-Oakhurst Strategic Allocation Series              9/17/1984
Phoenix-Sanford Bernstein Global Value Series            11/20/2000               N/A      N/A
Phoenix-Sanford Bernstein Mid-Cap Value Series            3/2/1998                         N/A
Phoenix-Sanford Bernstein Small Cap Value Series         11/20/2000               N/A      N/A
Phoenix-Seneca Mid-Cap Growth Series                      3/2/1998                         N/A
Phoenix-Seneca Strategic Theme Series                     1/29/1996                        N/A
Phoenix-State Street Research Small-Cap Growth Series     8/12/2002               N/A      N/A        To be
AIM V.I. Capital Appreciation Fund                        3/30/2001               N/A      N/A       Filed by
AIM V.I. Premier Equity Fund                              3/30/2001               N/A      N/A      Amendment
Alger American Leveraged AllCap Portfolio                 6/5/2000                N/A      N/A
Federated Fund For U.S. Government Securities II          7/15/1999                        N/A
Federated High Income Bond Fund II                        7/15/1999                        N/A
VIP Contrafund(R) Portfolio                               6/5/2000                N/A      N/A
VIP Growth Opportunities Portfolio                        6/5/2000                N/A      N/A
VIP Growth Portfolio                                      6/5/2000                N/A      N/A
Mutual Shares Securities Fund                             5/1/2000                N/A      N/A
Templeton Foreign Securities Fund                         5/11/1992
Templeton Growth Securities Fund                          5/1/2000                N/A      N/A
Scudder VIT EAFE(R) Equity Index Fund                     7/15/1999                        N/A
Scudder VIT Equity 500 Index Fund                        10/29/2001               N/A      N/A
Technology Portfolio                                     12/20/1999                        N/A
Wanger Foreign Forty                                      2/1/1999                         N/A
Wanger International Small Cap                            5/1/1995                         N/A
Wanger Twenty                                             2/1/1999                         N/A
Wanger U.S. Smaller Companies                             5/1/1995                         N/A
-----------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees annual contract fee, risk and administrative charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                                        ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------------

                  Subaccount                    1994    1995    1996    1997     1998     1999     2000     2001     2002     2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                  -1.19%   8.24%  17.18%  10.66%   26.35%   27.91%  -16.86%  -25.00%  -15.87%
Phoenix-AIM Mid-Cap Equity                                                                                          -12.01%
Phoenix-Alliance/Bernstein Enhanced Index                                        30.05%   17.36%  -12.57%  -13.01%  -24.64%
Phoenix-Alliance/Bernstein Growth + Value                                                                           -26.00%
Phoenix-Duff & Phelps Real Estate Securities                    31.46%  20.55%  -22.19%    3.48%   29.18%    5.28%   10.68%
Phoenix-Engemann Capital Growth                  0.21%  29.27%  11.18%  19.59%   28.41%   28.08%  -18.81%  -35.41%  -25.75%
Phoenix-Engemann Small & Mid-Cap Growth                                                                    -27.65%  -29.70%
Phoenix-Goodwin Money Market                     2.56%   4.39%   3.72%   3.88%    3.80%    3.53%    4.73%    2.52%    0.15%
Phoenix-Goodwin Multi-Sector Fixed Income       -6.64%  22.02%  11.02%   9.71%   -5.34%    4.15%    5.16%    4.76%    8.62%
Phoenix-Janus Flexible Income                                                                       5.11%    5.90%    9.23%
Phoenix-Kayne Rising Dividends Series
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock                                                                -12.28%  -24.80%  -29.73%
Phoenix-MFS Investors Trust                                                                                         -21.79%
Phoenix-MFS Value                                                                                                   -14.92%
Phoenix-Northern Dow 30                                                                            -6.73%   -7.16%  -16.56%
Phoenix-Northern Nasdaq-100 Index(R)                                                                       -33.91%  -38.36%
Phoenix-Oakhurst Growth and Income                                                        15.56%   -7.77%   -9.32%  -23.48%
Phoenix-Oakhurst Strategic Allocation           -2.66%  16.78%   7.70%  19.25%   19.30%    9.88%   -0.66%    0.59%  -12.68%
Phoenix-Sanford Bernstein Global Value                                                                      -8.01%  -15.54%
Phoenix-Sanford Bernstein Mid-Cap Value                                                  -11.40%   15.46%   21.45%   -9.69%
Phoenix-Sanford Bernstein Small Cap Value                                                                   14.31%   -9.68%
Phoenix-Seneca Mid-Cap Growth                                                             43.84%   12.34%  -26.07%  -33.34%
Phoenix-Seneca Strategic Theme                                          15.73%   42.91%   53.09%  -12.57%  -28.28%  -35.79%
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund               1.23%  34.01%  16.11%  12.10%   17.82%   42.82%  -12.01%  -24.24%  -25.30%
AIM V.I. Premier Equity Fund                     2.75%  34.56%  13.58%  22.15%   30.76%   28.29%  -15.71%  -13.66%  -31.13%
Alger American Leveraged AllCap Portfolio                       10.63%  18.19%   55.87%   75.85%  -25.78%  -16.99%  -34.74%
Federated Fund For U.S. Government Securities II         7.43%   2.90%   7.23%    6.32%   -1.83%    9.61%    5.69%    7.68%
Federated High Income Bond Fund II                      18.89%  12.88%  12.42%    1.42%    1.05%  -10.15%    0.10%    0.12%
VIP Contrafund(R) Portfolio                                                      28.32%   22.61%   -7.87%  -13.47%  -10.56%
VIP Growth Opportunities Portfolio                                               22.96%    2.89%  -18.21%  -15.52%  -22.89%
VIP Growth Portfolio                                                             37.65%   35.58%  -12.17%  -18.76%  -31.07%
Mutual Shares Securities Fund                                           15.98%   -1.43%   12.17%   11.85%    5.70%  -12.91%
Templeton Developing Markets Securities Fund                           -30.26%  -22.03%   51.40%  -32.89%   -9.24%   -1.40%
Templeton Foreign Securities Fund               -3.71%  14.05%  22.21%  12.25%    7.69%   21.72%   -3.58%  -17.05%  -19.58%
Templeton Global Asset Allocation Fund          -4.43%  20.75%  17.11%  13.86%    4.78%   21.03%   -1.19%  -11.08%   -5.58%
Templeton Growth Securities Fund                        11.05%  19.47%  11.81%    7.35%   19.34%    0.22%   -2.54%  -19.51%
Rydex Variable Trust Nova Fund                                                   28.45%   21.73%  -21.29%  -24.54%  -36.52%
Scudder VIT EAFE(R )Equity Index Fund                                            20.09%   26.05%  -17.69%  -25.63%  -22.58%
Scudder VIT Equity 500 Index Fund                                                27.12%   18.89%  -10.36%  -13.30%  -23.29%
Technology Portfolio                                                                              -24.54%  -49.50%  -49.61%
Wanger Foreign Forty                                                                               -2.80%  -27.54%  -16.35%
Wanger International Small Cap                                  30.39%  -2.69%   14.89%  123.71%  -28.75%  -22.26%  -14.91%
Wanger Twenty                                                                                       8.10%    7.72%   -8.77%
Wanger U.S. Smaller Companies                                   44.81%  27.83%    7.34%   23.53%   -9.31%    9.99%  -17.85%

------------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                         Calculation of Yield and Return
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return, we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


    The net change in value of the hypothetical account includes the daily net investment income of the Separate Account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.


    The yield/return calculations include a risk and administrative fee equal to 1.25% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

    Example Calculation: the following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:

Value of hypothetical pre-existing account with exactly
   one Unit at the beginning of the period:.....................       $1.000000
Value of the same account (excluding capital changes) at the
   end of the 7-day period:.....................................         .999961
Calculation:
   Ending account value.........................................         .000061
   Less beginning account value.................................        1.000000
   Net change in account value..................................       (.000039)
Base period return:
   (adjusted change/beginning account value)....................       (.000039)
Current yield = return x (365/7) =..............................           -.20%
Effective yield = [(1 + return)365/7] -1 =......................           -.20%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We  assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g. 1, 5, 10), and subtract one.

    The formula in mathematical terms is:

    R = ((ERV / II)(1/n)) - 1

    Where:

    II         =    a hypothetical initial payment of $1,000

    R          =    average annual total return for the period

    n          =    number of years in the period

    ERV        =    ending redeemable value of the hypothetical
                    $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM,1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index


------------------------------------

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of
    30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    Salomon Brothers Government Bond Index

    The Standard & Poor's 500 Index (S&P 500)(2)


    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

      Barron's
      Business Week
      Changing Times
      Consumer Reports
      Financial Planning
      Financial Services Weekly
      Financial World
      Forbes
      Fortune
      Investor's Business Daily
      Money
      The New York Times
      Personal Investor
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

      The Dow Jones Industrial Average(SM)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500

    We may use historical performance of the subaccounts, the S&P 500, or other recognized investment benchmark portfolio to illustrate periodic annuity income amounts. We will reflect the 1.40% Risk and Administrative Fee and actual or assumed subaccount expenses in all illustrations.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------


    See your prospectus in the section titled, "The Annuity Period" for a description of the payment options.

    You elect a payment option when you purchase your contract as described in your prospectus. You may not change the payment option after the contract has been issued.

    On the contract date, the number of annuity units is set. The number of annuity units for each subaccount and/or the FIA is equal to (a) multiplied by
(b) divided by (c).

(a) is the portion of the premium allocated to the subaccount of FIA;
(b) is the applicable payment option rate; and
(c) is the annuity unit value of the subaccount or FIA.

    Thereafter, the number of annuity units in each subaccount and/or FIA remains unchanged unless one of the following occurs:

1. you make transfers to or from the subaccount;
2. you make withdrawals from the subaccount or FIA; or
3. you change the period certain under Payment Option E--Annuity for a Specified Period Certain.

    The annuity payment is equal to the number of annuity units in each subaccount and/or FIA multiplied by the annuity unit value on the payment calculation date. Variable annuity payments vary with the investment experience of the subaccounts. Payments may be either higher or lower than the previous payment.



EXPERTS
--------------------------------------------------------------------------------


    The financial statements of Phoenix Life Variable Accumulation Account (Phoenix Income Choice(SM)) at December 31, 2003, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Matthew Swendiman, Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.



------------------------------------


(2) The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

         PHOENIX HOME LIFE
         ACCUMULATION ACCOUNT
         FINANCIAL STATEMENTS
         DECEMBER 31, 2003

         [To be filed by amendment.]

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2003

         [To be filed by amendment]

                                     PART C

                                     PART C

                                OTHER INFORMATION

Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements

              Condensed financial information is included in Part A. The financial statements are included in Part B.

         (b)  Exhibits

              (1) Resolution of Board of Directors Establishing the Separate Account is incorporated by reference to Registrant's Form N-4 (002-78020) Post-Effective Amendment No. 1 filed on April 30, 1983.

              (2) Rules and Regulations of Phoenix Home Life Variable Accumulation Account are incorporated by reference to Registrant's Form N-4 (002-78020) Post-Effective Amendment No. 1 filed on April 30, 1983 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

              (3)(a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 and filed via Edgar with Post-Effective Amendment No. 3 on April 29, 2002.

                 (b) Form of Dealer Agreement is incorporated by reference to Registrant's N-4 (002-78020) Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

              (4) Form of Contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed via Edgar on January 12, 2001.

              (5) Form of Application is incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed via Edgar on January 12, 2001.

              (6)(a) Charter and by-laws of Phoenix Life Insurance Company are incorporated by reference to registrant's Form N-4 (002-78020) Post-Effective Amendment No. 18 on June 22, 1992 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997.

                 (b) Amended and Restated By-laws of Phoenix Life Insurance Company, effective March 1, 2002 and filed via Edgar with Post-Effective Amendment No. 3 on April 29, 2002.
              (7)     Not Applicable.

              (8)     Not Applicable.


              (9)     Opinion and Consent of Matthew A. Swendiman, Esq.*

              (10)(a) Written Consent of Brian A. Giantonio, Esq.*

                  (b )Written Consent of PricewaterhouseCoopers LLP.*

                  (c )Written Consent of Joseph P. DeCresce, Esq.*

              (11)    Not Applicable.

              (12)    Not Applicable.

              (13)(a) Explanation of Yield and Effective Yield Calculation is
                      incorporated by reference to registrant's Form N-4 (002-78020) Post-Effective Amendment No. 24 filed via Edgar on April 24, 1996.

                  (b) Explanation of Total Return Calculation is incorporated by reference to registrant's Form N-4 (002-78020) Post-Effective Amendment No. 24 filed via Edgar on April 24, 1996.

-------------------
* To be filed by amendment.

ITEM 25. DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

           ------------------------------------------------ ----------------------------------------------------------
           Name and Principal Business Address              Positions and Offices with Depositor
           ------------------------------------------------ ----------------------------------------------------------
           Sal H. Alfiero                                   Director
           Protective Industries LLC
           Buffalo, NY
           ------------------------------------------------ ----------------------------------------------------------
           Peter C. Browning                                Director
           Dean, McColl Business School
           Charlotte, NC
           ------------------------------------------------ ----------------------------------------------------------
           Arthur P. Byrne                                  Director
           J.W. Childs Associates
           Boston, MA
           ------------------------------------------------ ----------------------------------------------------------
           Sanford Cloud, Jr.                               Director
           The National Conference for Community and
           Justice
           New York, NY
           ------------------------------------------------ ----------------------------------------------------------
           Richard N. Cooper                                Director
           Center for International Affairs
           Harvard University
           Cambridge, MA
           ------------------------------------------------ ----------------------------------------------------------
           Gordon J. Davis, Esq.                            Director
           LeBoeuf, Lamb, Greene & Macrse, LLP
           New York, NY
           ------------------------------------------------ ----------------------------------------------------------
           Ann Maynard Gray                                 Director
           ------------------------------------------------ ----------------------------------------------------------
           John E. Haire                                    Director
           Time, Inc.
           New York, NY
           ------------------------------------------------ ----------------------------------------------------------
           Jerry J. Jasinowski                              Director
           National Association of Manufacturers
           Washington, D.C.
           ------------------------------------------------ ----------------------------------------------------------
           Thomas S. Johnson                                Director
           Greenpoint Financial Corporation
           New York, NY
           ------------------------------------------------ ----------------------------------------------------------
           Marilyn E. LaMarche                              Director
           Lazard Freres & Co. LLC
           New York, NY
           ------------------------------------------------ ----------------------------------------------------------
           Robert G. Wilson                                 Director
           ------------------------------------------------ ----------------------------------------------------------
           Dona D. Young*                                   Director, Chairman of the Board, Chief Executive
                                                            Officer, and President
           ------------------------------------------------ ----------------------------------------------------------
           John H. Beers*                                   Vice President and Secretary
           ------------------------------------------------ ----------------------------------------------------------
           Katherine P. Cody*                               Second Vice President and Treasurer
           ------------------------------------------------ ----------------------------------------------------------
           Michael J. Gilotti***                            Executive Vice President, Wholesaling Distribution &
                                                                        Marketing
           ------------------------------------------------ ----------------------------------------------------------
           Michael E. Haylon**                              Executive Vice President and Chief Investment Officer
           ------------------------------------------------ ----------------------------------------------------------
           Tracy L. Rich*                                   Executive Vice President and General Counsel and
                                                              Assistant Secretary
           ------------------------------------------------ ----------------------------------------------------------
           Coleman D. Ross*                                 Executive Vice President, Chief Financial Officer and
                                                              Assistant Secretary
           ------------------------------------------------ ----------------------------------------------------------
           Simon Y. Tan*                                    Executive Vice President, Life & Annuity Products and
                                                                       Operations
           ------------------------------------------------ ----------------------------------------------------------

           *   The principal business address of this individual is One American Row, Hartford, CT
           **  The principal business address of this individual is 56 Prospect Street, Hartford, CT
           *** The principal business address of this individual is 38 Prospect Street, Hartford, CT.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                   DE (3/9/2000)
                                                   -------------------------------
                                                                |
          ------------------------------------------------------------------------------------------------------
          |                                                                                                    |
---------------------                                                                                 ------------------
Phoenix Life                                                                                          Phoenix
Insurance                                                                                             Investment
Company (1,2,3,7,8 +)                                                                                 Management
NY (5/1/1851)                                                                                         Company, Inc. (8)
---------------------                                                                                 CT (12/28/2000)
          |                                                                                           -------------------
          ----------------------------------------------                                                      |
          |                                            |                                                      |
          |                       ------------------------------------------------                            |
          |                       |                    |                         |                            |
 ----------------------   --------------------   ----------------------   -------------------        -------------------
 PM Holdings,              Phoenix Life           Phoenix Life             Separate                  Phoenix
 Inc. (8)                  Variable               Variable                 Accounts B, C,            Investment
 CT (1/18/1981)            Accumulation           Universal Life           and D (3) (++)            Partners, Ltd. (8)
                           Account (1) (++)       Account (2) (++)         NY (7/1/1992)             DE (10/4/1988)
                           NY (6/21/1982)         NY (6/17/1985)
 ----------------------   --------------------   ----------------------   -------------------        -------------------
          |                       |                        |                      |                           |
          |                       -------------------------------------------------                           |
          |                                                                       |                           |
          |------------------------------------------------                       |                           |
          |                       |                       |                       |                           |
 -----------------------   --------------------   ---------------------    -----------------                  |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                        |
 Variable                  Insurance              Annuity                  Edge Series                        |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                               |
 DE (6/27/1995)            CT (7/15/1981)         CT (7/1/1996)            MA (2/18/1986)                     |
 -----------------------   --------------------   ---------------------    -----------------                  |
                                   |                      |                      |                            |
           ------------------------|                      |                      |                  |------------------|
           |                       |                      |                      |                  |                  |
 -----------------------   --------------------   ---------------------          |          ------------------- -------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |          Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |          Planning            Investment
 Account (4) (++)          Universal Life         Variable                       |          Corporation (7,8)   Management
 CT (12/7/1994)            Account (5) (++)       Universal Life                 |          CT (7/6/1968)       Co.(8)
                           CT (9/10/1998)         Account (6) (++)               |                              IL (6/27/1979)
                                                  CT (7/1/1996)                  |          ------------------- -------------------
 -----------------------   --------------------   ---------------------          |                  |
           |                       |                      |                      |          ------------------
           |                       |                      |----------------------|          Phoenix
           |                       |                                             |          Investment
           -----------------------------------------------------------------------          Counsel, Inc. (8)
                                                                                            MA (3/7/1969)
                                                                                            ------------------

---------------------------
1  - Depositor & Registrant
2  - Depositor & Registrant
3  - Depositor & Registrant
4  - Depositor & Registrant
5  - Depositor & Registrant
6  - Depositor & Registrant
7  - Files separate financial statements
8  - Files as part of consolidated statement
+  - Depositor
++ - Registrant





ITEM 27.NUMBER OF CONTRACTOWNERS

As of February 1, 2004, there have been 0 contracts sold.


ITEM 28. INDEMNIFICATION

Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI Section 6.1 of the by-laws of the Phoenix Life Insurance Company provides: "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person is or was a Director or Officer of the Company; or serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and also is or was a Director or Officer of the Company...The Company shall also indemnify any [such] person...by reason of the fact that such person or such person's testator or intestate is or was an employee or agent of the
Company...."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

1.    Phoenix Equity Planning Corporation ("PEPCO")

          (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Home Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

          (b)  Directors and Officers of PEPCO

          NAME                                    POSITION
          ----                                    --------
          John H. Beers**                         Vice President and Secretary
          Gerald S. Fawthrop**                    Second Vice President and Treasurer
          Daniel T. Geraci*                       Director, Chairman of the Board and Chief Sales and Marketing Officer
          Michael J. Gilloti**                    Director
          Michael E. Haylon*                      Director

          John F. Sharry*                         President, Private Client Group

          Richard J. Wirth**                      Vice President, Compliance and Assistant Secretary

          *   The business address of this individual is 56 Prospect Street, Hartford, CT
          **  The business address of this individual is One American Row, Hartford, CT
          (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contracts.


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

      Item 7, Part II of registrant's Post-Effective Amendment No. 1 is hereby incorporated by reference.


ITEM 31.  MANAGEMENT SERVICES

      Not applicable.


ITEM 32.  UNDERTAKINGS

      Not applicable

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 19th day of February, 2004.


                                     PHOENIX LIFE INSURANCE COMPANY

                                     By:  *_________________

                                          Dona D. Young*
                                          Chairman of the Board, Chief Executive
                                          Officer and President

                                     PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                                     By:  *_________________

                                          Dona D. Young*
                                          Chairman of the Board, Chief Executive
                                          Officer and President
                                          Phoenix Life Insurance Company

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with Phoenix Life Insurance Company on this 19th day of February, 2004.

       Signature                                Title
       ---------                                -----

____________________________________            Director
*Sal H. Alfiero

____________________________________            Director
* Peter C. Browning

____________________________________            Director
*Arthur P. Byrne

____________________________________            Director
*Sanford Cloud, Jr.

____________________________________            Director
*Richard N. Cooper

____________________________________            Director
*Gordon J. Davis

____________________________________            Director
*Ann Maynard Gray

____________________________________            Director
*John E. Haire

       Signature                                Title
       ---------                                -----

____________________________________            Director
*Jerry J. Jasinowski

____________________________________            Director
*Thomas S. Johnson

____________________________________            Director
*Marilyn E. LaMarche

____________________________________            Director
*Robert G. Wilson

____________________________________            Director, Chairman of the Board,
*Dona D. Young                                  Chief Executive Officer,
                                                President



By:/s/ Richard J. Wirth
   ---------------------------------------------------------------
    *Richard J. Wirth, as Attorney in Fact pursuant to Powers of Attorney, filed previously via Edgar on August 9, 2002.





                                      S-2